Segment Information (Details) - Schedule of total assets - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 20,840,892	$ 16,659,836	$ 3,799,631
Financial Service [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	8,738,375	13,703,140
Corporate and Other [Member]
Segment Information (Details) - Schedule of total assets [Line Items]
Total	$ 12,102,517	$ 2,956,696	$ 3,799,631